OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other taxes payable	$ 2,845,393	$ 488,712
Accrued payroll & welfare	33,977	32,014
Accrued expense & liability	1,283,660	1,181,143
Interest payable	15,747	0
Others	58,046	38,605
Other payables and accrued expenses	$ 4,236,823	$ 1,740,474